Property, Plant and Equipment and Intangible Assets - Additional Information (Details) $ in Millions	9 Months Ended
Sep. 30, 2025 USD ($) Vessel OceanShips ExpeditionShips
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	87
Number of ocean ships | OceanShips	12
Number of expedition ships | ExpeditionShips	2
Longships
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	58
Small Classes
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	12
River Vessels
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	14
Additions to property, plant and equipment | $	$ 30.5
Number of vessels delivered | Vessel	3
River Vessel Charters
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	3
River Vessels Under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property, plant and equipment, payments under construction | $	$ 256.5
River vessels - Delivery Viking Hathor and Viking Sobek
Property Plant And Equipment And Intangible Assets [line Items]
Reclassification of river vessels under construction to river vessels and equipment | $	97.4
Ocean and Expedition Ships Under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property, plant and equipment, payments under construction | $	557.5
Property, plant and equipment capitalized interest | $	15.9
Ocean And Expedition Ships - Delivery Viking Vesta
Property Plant And Equipment And Intangible Assets [line Items]
Reclassification of ocean and expedition ships under construction to ocean and expedition ships and equipment | $	$ 505.8